Annual Total Returns - Government Money Market Portfolio [BarChart] - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-09 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	0.14%
Annual Return 2013	0.03%
Annual Return 2014	0.01%
Annual Return 2015	0.03%
Annual Return 2016	0.20%
Annual Return 2017	0.67%
Annual Return 2018	1.65%
Annual Return 2019	2.02%
Annual Return 2020	0.32%
Annual Return 2021	0.01%